                                 =====================================
                                             ANNUAL REPORT

                                          TO CONTRACT OWNERS
                                           DECEMBER 31, 1995
                                 =====================================








                                                                       Separate

                                                                       Account A
                                                              ------------------





                                            America's Retirement Plan Specialist
                                            [LOGO VALIC]
                                            ------------------------------------
                                            * An American General Company

================================================================================
CHAIRMAN'S LETTER                                             SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1995 Annual Report to Contract Owners for Separate Account A of the Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director, Independence Plus, Group Unit Purchase and Impact) appears on page two.

The economic climate in 1995 was positive for investors. Economic growth was steady and inflation was well controlled. Gross Domestic Product increased modestly in each of the three quarters that were reported and the same should hold true for the fourth quarter. The full year GDP gain is estimated at 2.1%. Monthly Consumer Price Index changes varied between 0.4% and zero. For the year the CPI change is 2.5%.

In that environment the Federal Reserve Board was accommodative. From the 6% level in February, Federal Funds were reduced by one quarter point in July and a like amount in December. That was followed by another quarter point cut in January. Those actions resulted in an interest rate decline of nearly 2% on the U.S. Treasury long bond.

VALIC's domestic indexed funds provided returns ranging from 26% to 36%. Managed domestic equity funds returned 23% to 60%. International funds earned between 10% and 21%. Market and economic conditions were not as favorable outside the U.S. as they were domestically.

The three bond funds gained 16% to 20%, benefitting from the decline in interest rates.

In the Lipper Analytical rankings, all but three of VALIC's funds were in the top half of the funds with similar objectives. Of the thirteen funds in the top half, seven were in the top quartile.

In the Morningstar rankings, ten of VALIC's funds were in the top half and of those six were in the top quartile.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                   Respectfully,

                                   /s/ STEPHEN D. BICKEL
                                   Stephen D. Bickel, Chairman and CEO
                                   The Variable Annuity Life Insurance Company

January 26, 1996

This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

================================================================================
CHAIRMAN'S LETTER - CONTINUED                                 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


UNIT VALUE RETURNS
(Unaudited)

                                                                                           ONE YEAR TOTAL RETURNS FOR THE
                                            PORTFOLIO    INDEPENDENCE          GROUP UNIT     YEAR ENDING DECEMBER 31,
                                             DIRECTOR        PLUS     IMPACT    PURCHASE   ------------------------------
                                             DIVISION      DIVISION  DIVISION   DIVISION        1995           1994
                                            -----------------------------------------------------------------------------
INDEXED FUNDS
   Stock Index Fund   . . . . . . . . . .       10C           10C       10D      10A, 10B       35.95%         (0.30) %
   MidCap Index Fund  . . . . . . . . . .         4            4         4          N/A         29.24          (4.70)
   Small Cap Index Fund . . . . . . . . .        14           14        N/A         N/A         26.39          (4.30)
   International Equities Fund  . . . . .        11           11        N/A         N/A          9.67           6.90
MANAGED FUNDS
   Growth Fund  . . . . . . . . . . . . .        15           N/A       N/A         N/A         46.40           0.18 (1)
   Growth & Income Fund . . . . . . . . .        16           N/A       N/A         N/A         30.55          (0.68)(1)
   Science & Technology Fund  . . . . . .        17           N/A       N/A         N/A         60.07          24.77 (1)
   Social Awareness Fund  . . . . . . . .        12           12        N/A         N/A         37.57          (2.42)
   Timed Opportunity Fund . . . . . . . .         5            5         5          N/A         23.55          (2.29)
   Capital Conservation Fund  . . . . . .         7            7         1          N/A         19.58          (7.04)
   Government Securities Fund . . . . . .         8            8        N/A         N/A         16.31          (5.44)
   International Government Bond Fund . .        13           13        N/A         N/A         17.63           3.42
   Money Market Fund  . . . . . . . . . .         6            6         2          N/A          4.51           2.77
   Dreyfus Small Cap Fund . . . . . . . .        18           N/A       N/A         N/A         27.78           6.33
   Templeton Asset Allocation Fund  . . .        19           N/A       N/A         N/A         21.02          (4.24)
   Templeton International Fund . . . . .        20           N/A       N/A         N/A         14.34          (3.49)

(1) Since April 29, 1994, inception of the Fund.

VARIABLE ACCOUNT PERFORMANCE
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                LIPPER ANALYTICAL
                                                                  SERVICES, INC.                  MORNINGSTAR, INC.
                                                         --------------------------------   ----------------------------
                                                UNIT         RANKING                             RANKING
                                               VALUE     ---------------------   AVERAGE    -------------------  AVERAGE
                                               RETURN    POSITION   PERCENTILE    RETURN    POSITION PERCENTILE   RETURN
                                               -------------------------------------------------------------------------
Stock Index Fund  . . . . . . . . . . . .       35.95%     6/48          88%       35.31      18/267     93%      31.77
MidCap Index Fund . . . . . . . . . . . .       29.24      17/31         45        32.67     272/409     33       31.10
Small Cap Index Fund  . . . . . . . . . .       26.39      34/55         38        28.20     123/155     21       30.74
International Equities Fund . . . . . . .        9.67     64/133         52         9.60     126/248     49       10.38
Growth Fund . . . . . . . . . . . . . . .       46.40      3/226         99        30.51      4/409      99       31.10
Growth & Income Fund  . . . . . . . . . .       30.55     68/139         51        31.16     177/267     34       31.77
Science & Technology Fund . . . . . . . .       60.07      1/17         100        31.04       1/63     100       20.68
Social Awareness Fund . . . . . . . . . .       37.57      3/17          82        31.04      5/267      98       31.77
Timed Opportunity Fund  . . . . . . . . .       23.55     65/184         65        21.58     116/322     64       22.17
Capital Conservation Fund . . . . . . . .       19.58      7/82          91        17.37      33/239     86       16.44
Government Securities Fund  . . . . . . .       16.31      27/60         55        15.47      43/113     62       15.83
International Government Bond Fund  . . .       17.63      7/46          85        12.87      17/62      73       14.15
Money Market Fund . . . . . . . . . . . .        4.51     65/227         71         4.35      63/219     71        4.34
Dreyfus Small Cap Fund  . . . . . . . . .       27.78      29/55         47        28.20     111/155     28       30.74
Templeton Asset Allocation Fund . . . . .       21.02      7/14          50        18.62     193/322     40       22.17
Templeton International Fund  . . . . . .       14.34     13/133         90         9.60      48/248     81       10.38

Sources: Morningstar Variable Annuity/Life Performance Report, January 1996 Lipper Variable Insurance Products Performance Analysis Service, December 1995

The Portfolio Director rankings shown in this publication indicate the total return rankings of Separate Account A's divisions compared to Morningstar and Lipper categories for the twelve month period ending 12/31/95. The total returns and rankings displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
FINANCIAL STATEMENTS                                          SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 1995

ASSETS:                                                                            ALL DIVISIONS
                                                                                 -----------------
Total investment in shares of mutual funds, at market (cost $3,569,502,230) . .  $   4,265,526,052
Balance due from VALIC general account  . . . . . . . . . . . . . . . . . . . .          5,104,219
                                                                                 -----------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   4,270,630,271
                                                                                 =================
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
    (Net of applicable contract loans - partial withdrawals
    with right of reinvestment) . . . . . . . . . . . . . . . . . . . . . . . .  $   4,258,190,663
Reserves for annuity contracts on benefit . . . . . . . . . . . . . . . . . . .         12,439,608
                                                                                 -----------------
TOTAL CONTRACT OWNER RESERVES . . . . . . . . . . . . . . . . . . . . . . . . .  $   4,270,630,271
                                                                                 -----------------

STATEMENT OF OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME:                                                                 ALL DIVISIONS
                                                                                 -----------------
Dividends from mutual funds . . . . . . . . . . . . . . . . . . . . . . . . . .  $      68,067,158

EXPENSES:
Mortality risk charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26,346,212
Expense risk charge   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,529,006
                                                                                 -----------------
Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33,875,218
                                                                                 -----------------
NET INVESTMENT INCOME   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         34,191,940
                                                                                 -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . .         54,777,042
Capital gains distributions from mutual funds . . . . . . . . . . . . . . . . .        110,007,833
Net unrealized appreciation of investments during the year  . . . . . . . . . .        640,017,922
                                                                                 -----------------
Net realized and unrealized gain on investments   . . . . . . . . . . . . . . .        804,802,797
                                                                                 -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . .  $     838,994,737
                                                                                 -----------------

STATEMENTS OF CHANGES IN NET ASSETS                                                           ALL DIVISIONS
For the year ended December 31:                                                  -----------------------------------
                                                                                         1995                1994
                                                                                 -----------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      34,191,940      $ 32,581,603
Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . .         54,777,042        14,131,361
Capital gains distributions from mutual funds . . . . . . . . . . . . . . . . .        110,007,833        25,307,836
Net unrealized appreciation (depreciation) of investments during the year . . .        640,017,922       (95,069,796)
                                                                                 -----------------------------------
Increase (decrease) in net assets resulting from operations   . . . . . . . . .        838,994,737       (23,048,996)
                                                                                 -----------------------------------

PRINCIPAL TRANSACTIONS:
Purchase payments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        820,355,349       581,037,348
Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees .  . . . . . . . . . . . . . . . . . . . . . . . . . .       (114,759,722)      (96,084,797)
Annuity benefit payments  . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,588,610)       (1,371,515)
Amounts transferred from VALIC general account  . . . . . . . . . . . . . . . .        220,818,448       155,830,645
                                                                                 -----------------------------------
Increase in net assets resulting from principal transactions  . . . . . . . . .        924,825,465       639,411,681
                                                                                 -----------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . .      1,763,820,202       616,362,685

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,506,810,069     1,890,447,384
                                                                                 -----------------------------------
End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   4,270,630,271     2,506,810,069
                                                                                 -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS
December 31, 1995

                                                                                    STOCK INDEX FUND
                                                                --------------------------------------------------------
                                                                DIVISION 10A  DIVISION 10B  DIVISION 10C    DIVISION 10D
                                                                ------------  ------------ ---------------  ------------
Assets:
Investment in shares of mutual funds, at market . . . . . . .   $341,205,299   $28,301,222  $1,066,560,864  $41,200,277
Balance due (to) from VALIC general account . . . . . . . . .        (36,122)       (7,529)        822,847        4,929
                                                                ------------  ------------ ---------------  ------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . .   $341,169,177   $28,293,693  $1,067,383,711  $41,205,206
                                                                ------------  ------------ ---------------  ------------

Contract Owner Reserves:
Reserves for redeemable annuity contracts (Net of applicable contract loans - partial withdrawals with
    right of reinvestment)  . . . . . . . . . . . . . . . . .   $331,057,207   $26,875,071  $1,067,072,765  $41,076,367
Reserves for annuity contracts on benefit . . . . . . . . . .     10,111,970     1,418,622         310,946      128,839
                                                                ------------  ------------ ---------------  ------------
TOTAL CONTRACT OWNER RESERVES . . . . . . . . . . . . . . . .   $341,169,177   $28,293,693  $1,067,383,711  $41,205,206
                                                                ------------  ------------ ---------------  ------------

STATEMENTS OF NET ASSETS
December 31, 1995

                                                                    SOCIAL        TIMED
                                                                  AWARENESS    OPPORTUNITY     CAPITAL CONSERVATION FUND
                                                                     FUND          FUND       --------------------------
                                                                 DIVISION 12    DIVISION 5    DIVISION 1     DIVISION 7
                                                                 -----------   ------------   -----------   ------------
Assets:
Investment in shares of mutual funds, at market . . . . . . .    $59,966,151   $182,869,410   $ 7,770,858   $53,368,978
Balance due (to) from VALIC general account . . . . . . . . .        133,659         84,295        12,591       219,088
                                                                 -----------   ------------   -----------   ------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . .    $60,099,810   $182,953,705   $ 7,783,449   $53,588,066
                                                                 -----------   ------------   -----------   ------------

Contract Owner Reserves:
Reserves for redeemable annuity contracts (Net of applicable contract loans - partial withdrawals with
    right of reinvestment)  . . . . . . . . . . . . . . . . .    $60,099,810   $182,879,468   $ 7,778,840  $ 53,588,066
Reserves for annuity contracts on benefit   . . . . . . . . .             --         74,237         4,609            --
                                                                 -----------   ------------   -----------   ------------
TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . .    $60,099,810   $182,953,705   $ 7,783,449  $ 53,588,066
                                                                 -----------   ------------   -----------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------



      MIDCAP          SMALL CAP        INTERNATIONAL                        GROWTH &        SCIENCE &
      INDEX             INDEX            EQUITIES         GROWTH             INCOME        TECHNOLOGY
       FUND             FUND               FUND            FUND               FUND            FUND
    DIVISION 4       DIVISION 14       DIVISION 11      DIVISION 15        DIVISION 16     DIVISION 17
   ------------     ------------       -------------    ------------       -----------     ------------

   $480,090,535     $152,407,245       $199,139,104     $240,566,401       $66,881,957     $374,148,985
        316,741         (416,173)           548,336          577,364           253,619        1,064,371
   ------------     ------------       ------------     ------------       -----------     ------------
   $480,407,276     $151,991,072       $199,687,440     $241,143,765       $67,135,576     $375,213,356
   ------------     ------------       ------------     ------------       -----------     ------------




   $480,328,146     $151,918,885       $199,562,349     $241,143,765       $67,135,576     $375,193,754
         79,130           72,187            125,091               --                --           19,602
   ------------     ------------       ------------     ------------       -----------     ------------
   $480,407,276     $151,991,072       $199,687,440     $241,143,765       $67,135,576     $375,213,356
   ------------     ------------       ------------     ------------       -----------     ------------




     GOVERNMENT      INTERNATIONAL                                         DREYFUS          TEMPLETON         TEMPLETON
     SECURITIES       GOVERNMENT              MONEY MARKET FUND           SMALL CAP           ASSET         INTERNATIONAL
        FUND           BOND FUND         ---------------------------         FUND         ALLOCATION FUND        FUND
     DIVISION 8       DIVISION 13        DIVISION 2      DIVISION 6       DIVISION 18       DIVISION 19       DIVISION 20
    ------------     ------------        ----------     ------------      ------------    ---------------   --------------

    $71,615,518      $112,179,184        $6,379,563     $80,556,398       $356,075,243      $94,348,477      $249,894,383
         88,257           132,996            11,459        (299,003)           828,651          276,875           486,968
    ------------     ------------        ----------     -----------       ------------      -----------      ------------
    $71,703,775      $112,312,180        $6,391,022     $80,257,395       $356,903,894      $94,625,352      $250,381,351
    ------------     ------------        ----------     -----------       ------------      -----------      ------------




    $71,703,775      $112,312,180        $6,391,022     $80,239,114       $356,865,344      $94,600,086      $250,369,073
             --                --                --          18,281             38,550           25,266            12,278
    ------------     ------------        ----------     -----------       ------------      -----------      ------------
    $71,703,775      $112,312,180        $6,391,022     $80,257,395       $356,903,894      $94,625,352      $250,381,351
    ------------     ------------        ----------     -----------       ------------      -----------      ------------

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1995


                                                                              STOCK INDEX FUND
                                                        --------------------------------------------------------------
                                                        DIVISION 10A     DIVISION 10B    DIVISION 10C     DIVISION 10D
                                                        ------------     ------------    ------------     ------------
 INVESTMENT INCOME:
 Dividends from mutual funds . . . . . . . . . . . .     $6,876,645         $578,463      $19,463,430        $868,192
                                                        -----------       ----------     ------------     -----------
 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .      2,492,730           74,835        7,012,079         367,749
 Expense risk charge . . . . . . . . . . . . . . . .        623,182           10,205        1,753,020          27,680
                                                        -----------       ----------     ------------     -----------
     Total expenses  . . . . . . . . . . . . . . . .      3,115,912           85,040        8,765,099         395,429
                                                        -----------       ----------     ------------     -----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .      3,760,733          493,423       10,698,331         472,763
                                                        -----------       ----------     ------------     -----------

 REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
 Net realized gain on investments  . . . . . . . . .      5,349,737          631,222       10,775,457       1,335,894
 Capital gains distributions from mutual funds . . .      6,875,040          570,166       21,483,819         831,333
 Net unrealized appreciation (depreciation)
     of investments during the period  . . . . . . .     78,996,842        6,528,773      221,238,425       9,456,579
                                                        -----------       ----------     ------------     -----------
 Net realized and unrealized gain on investments . .     91,221,619        7,730,161      253,497,701      11,623,806
                                                        -----------       ----------     ------------     -----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  .    $94,982,352       $8,223,584     $264,196,032     $12,096,569
                                                        -----------       ----------     ------------     -----------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1995

                                                         SOCIAL             TIMED
                                                        AWARENESS        OPPORTUNITY       CAPITAL CONSERVATION FUND
                                                          FUND               FUND          --------------------------
                                                        DIVISION 12       DIVISION 5       DIVISION 1      DIVISION 7
                                                        -----------      -----------       ----------      ----------
 INVESTMENT INCOME:
 Dividends from mutual funds . . . . . . . . . . . .     $1,076,551       $7,221,681         $528,894      $3,067,082
                                                        -----------      -----------        ---------      ----------
 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .        381,303        1,438,653           74,198         367,628
 Expense risk charge . . . . . . . . . . . . . . . .         95,326          330,908            5,585          91,907
                                                        -----------      -----------        ---------      ----------
     Total expenses  . . . . . . . . . . . . . . . .        476,629        1,769,561           79,783         459,535
                                                        -----------      -----------        ---------      ----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .        599,922        5,452,120          449,111       2,607,547
                                                        -----------      -----------        ---------      ----------

 REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments . . . . . .        371,169        2,006,917           65,122        (138,616)
 Capital gains distributions from mutual funds . . .      3,609,468        3,186,462               --              --
 Net unrealized appreciation of investments
     during the period . . . . . . . . . . . . . . .     10,227,915       26,710,438          906,759       5,643,853
                                                        -----------      -----------        ---------      ----------
 Net realized and unrealized gain on investments . .     14,208,552       31,903,817          971,881       5,505,237
                                                        -----------      -----------        ---------      ----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  .    $14,808,474      $37,355,937       $1,420,992      $8,112,784
                                                        -----------      -----------        ---------      ----------


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------




      MIDCAP           SMALL CAP      INTERNATIONAL                         GROWTH &         SCIENCE &
      INDEX              INDEX           EQUITIES         GROWTH            INCOME          TECHNOLOGY
       FUND              FUND              FUND            FUND              FUND              FUND
    DIVISION 4        DIVISION 14      DIVISION 11      DIVISION 15       DIVISION 16      DIVISION 17
   ------------       -----------      -----------      -----------       -----------      -----------

   $  6,653,173       $ 1,907,029      $ 3,271,083      $   309,137        $  301,811      $   608,070
   ------------       -----------      -----------      -----------        ----------      -----------

      3,436,876         1,074,988        1,572,989          942,972           301,789        1,632,154
        824,595           268,747          393,247          235,743            75,447          408,038
   ------------       -----------      -----------      -----------        ----------      -----------
      4,261,471         1,343,735        1,966,236        1,178,715           377,236        2,040,192
   ------------       -----------      -----------      -----------        ----------      -----------
      2,391,702           563,294        1,304,847         (869,578)          (75,425)      (1,432,122)
   ------------       -----------      -----------      -----------        ----------      -----------



     10,603,188         2,963,270       13,215,875            8,587            19,953        6,545,968
     17,377,938         2,945,819        4,363,325        3,650,399           472,785       37,380,606

     76,322,743        24,766,420         (725,229)      39,103,633         8,794,032       41,310,631
   ------------       -----------      -----------      -----------        ----------      -----------
    104,303,869        30,675,509       16,853,971       42,762,619         9,286,770       85,237,205
   ------------       -----------      -----------      -----------        ----------      -----------
   $106,695,571       $31,238,803      $18,158,818      $41,893,041        $9,211,345      $83,805,083
   ------------       -----------      -----------      -----------        ----------      -----------



    GOVERNMENT       INTERNATIONAL                                          DREYFUS          TEMPLETON        TEMPLETON
    SECURITIES        GOVERNMENT             MONEY MARKET FUND             SMALL CAP           ASSET        INTERNATIONAL
       FUND            BOND FUND          --------------------------         FUND         ALLOCATION FUND       FUND
    DIVISION 8        DIVISION 13         DIVISION 2      DIVISION 6      DIVISION 18       DIVISION 19      DIVISION 20
    ----------       -------------        ----------      ----------      -----------     ---------------    -----------

    $3,526,257         $4,148,671          $376,138       $4,020,847      $ 1,283,472       $ 1,162,767      $   817,765
    ----------         ----------          --------       ----------      -----------       -----------      -----------

       435,010            551,505            64,741          594,817        1,743,882           513,382        1,271,932
       108,752            137,876             4,873          148,704          980,933           288,777          715,461
    ----------         ----------          --------       ----------      -----------       -----------      -----------
       543,762            689,381            69,614          743,521        2,724,815           802,159        1,987,393
    ----------         ----------          --------       ----------      -----------       -----------      -----------
     2,982,495          3,459,290           306,524        3,277,326       (1,441,343)          360,608       (1,169,628)
    ----------         ----------          --------       ----------      -----------       -----------      -----------



       (28,711)           911,852                --               --           26,776            87,754           25,628
            --            114,019                --               --        6,796,184                --          350,470

     5,103,399          3,111,995                --               --       47,179,100        11,935,576       23,406,038
    ----------         ----------          --------       ----------      -----------       -----------      -----------
     5,074,688          4,137,866                --               --       54,002,060        12,023,330       23,782,136
    ----------         ----------          --------       ----------      -----------       -----------      -----------
    $8,057,183         $7,597,156          $306,524       $3,277,326      $52,560,717       $12,383,938      $22,612,508
    ----------         ----------          --------       ----------      -----------       -----------      -----------

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:


                                                                                 STOCK INDEX FUND
                                                         ------------------------------------------------------------------
                                                                  DIVISION 10A                        DIVISION 10B
                                                         ------------------------------       -----------------------------
                                                             1995              1994              1995              1994
                                                         ------------------------------       -----------------------------
 OPERATIONS:
 Net investment income   . . . . . . . . . . . . . .     $  3,760,733      $  4,490,176       $   493,423       $   541,395
 Net realized gain (loss) on investments . . . . . .        5,349,737          (266,345)          631,222           (16,715)
 Capital gains distributions from mutual funds . . .        6,875,040           638,819           570,166            54,939
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . .       78,996,842        (5,896,939)        6,528,773          (495,564)
                                                         ------------------------------       -----------------------------
      Increase (decrease) in net assets resulting
         from operations . . . . . . . . . . . . . .       94,982,352        (1,034,289)        8,223,584            84,055
                                                         ------------------------------       -----------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . .        5,033,111         5,464,415           574,384           720,902
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees   . . . . . . .      (16,541,542)      (20,019,026)       (1,698,590)       (1,706,119)
 Annuity benefit payments  . . . . . . . . . . . . .       (1,296,973)       (1,114,443)         (218,489)         (205,698)
 Amounts transferred (to) from VALIC general account      (23,599,151)       (6,986,742)       (2,885,564)         (256,628)
                                                         ------------------------------       -----------------------------
      Increase (decrease) in net assets
         resulting from principal transactions . . .      (36,404,555)      (22,655,796)       (4,228,259)       (1,447,543)
                                                         ------------------------------       -----------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . .       58,577,797       (23,690,085)        3,995,325        (1,363,488)

 NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . .      282,591,380       306,281,465        24,298,368        25,661,856
                                                         ------------------------------       -----------------------------
 End of year . . . . . . . . . . . . . . . . . . . .     $341,169,177      $282,591,380       $28,293,693       $24,298,368
                                                         ------------------------------       -----------------------------

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year  . . . . . . .       33,814,520        36,512,399         1,836,094         1,937,835
 Purchase payments . . . . . . . . . . . . . . . . .          497,922           678,364            39,513            57,856
 Surrenders  . . . . . . . . . . . . . . . . . . . .       (1,718,657)       (2,487,947)         (110,735)         (138,745)
 Transfers - interdivision and (to) from VALIC
   general account   . . . . . . . . . . . . . . . .       (2,598,422)         (888,296)         (204,347)          (20,852)
                                                         ------------------------------       -----------------------------
 Accumulation units end of year  . . . . . . . . . .       29,995,363        33,814,520         1,560,525         1,836,094
                                                         ------------------------------       -----------------------------

                                                                 DECEMBER 31:                        DECEMBER 31:
                                                         ------------------------------       -----------------------------
                                                             1995              1994              1995              1994
                                                         ------------------------------       -----------------------------
 Accumulation unit value . . . . . . . . . . . . . .     $  11.036946      $   8.116786       $ 17.221812       $ 12.582568
                                                         ------------------------------       -----------------------------
 Annuity unit value assuming a 3.5% discount factor      $   3.298369      $   2.510493       $  4.376632       $  3.309445
                                                         ------------------------------       -----------------------------





SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------





                       STOCK INDEX FUND                             MIDCAP INDEX FUND            SMALL CAP INDEX FUND
-------------------------------------------------------------  ----------------------------   ---------------------------
          DIVISION 10C                  DIVISION 10D                    DIVISION 4                    DIVISION 14
------------------------------    ---------------------------  ----------------------------   ---------------------------
     1995             1994            1995           1994          1995            1994            1995           1994
------------------------------    ---------------------------  ----------------------------   ---------------------------

$   10,698,331    $ 10,610,432    $   472,763    $   605,767   $  2,391,702    $  2,515,091   $    563,294   $    341,917
    10,775,457       4,405,234      1,335,894         49,938     10,603,188       2,119,902      2,963,270      1,086,972
    21,483,819       1,624,189        831,333         84,388     17,377,938      11,552,151      2,945,819             -

   221,238,425     (17,763,623)     9,456,579       (896,531)    76,322,743     (32,449,763)    24,766,420     (5,860,073)
------------------------------    ---------------------------  ----------------------------   ---------------------------

   264,196,032      (1,123,768)    12,096,569       (156,438)   106,695,571     (16,262,619)    31,238,803     (4,431,184)
------------------------------    ---------------------------  ----------------------------   ---------------------------


   155,833,642     173,237,158      1,280,197      1,678,616     87,946,264     124,009,106     40,608,391     60,678,232

   (30,060,583)    (26,626,162)    (2,417,823)    (2,632,793)   (15,264,152)    (14,276,915)    (4,632,557)    (3,630,894)
       (29,665)        (23,752)        (5,520)        (3,736)       (16,844)        (14,576)        (3,022)             -
   (42,300,802)    (65,001,259)    (7,115,532)    (4,630,624)   (69,269,652)    (27,422,005)   (38,506,364)    (1,057,342)
------------------------------    ---------------------------  ----------------------------   ---------------------------

    83,442,592      81,585,985     (8,258,678)    (5,588,537)     3,395,616      82,295,610     (2,533,552)    55,989,996
------------------------------    ---------------------------  ----------------------------   ---------------------------
   347,638,624      80,462,217      3,837,891     (5,744,975)   110,091,187      66,032,991     28,705,251     51,558,812


   719,745,087     639,282,870     37,367,315     43,112,290    370,316,089     304,283,098    123,285,821     71,727,009
------------------------------    ---------------------------  ----------------------------   ---------------------------
$1,067,383,711    $719,745,087    $41,205,206    $37,367,315   $480,407,276    $370,316,089   $151,991,072   $123,285,821
------------------------------    ---------------------------  ----------------------------   ---------------------------


   416,234,288     369,550,060     12,207,684     14,043,516    171,442,018     134,621,879    100,383,839     56,159,647
    76,950,994      99,449,095        341,405        551,269      35,874,09     455,929,821     30,141,511     48,518,804
   (14,254,441)    (14,897,712)      (663,263)      (863,807)    (5,995,776)     (6,365,496)    (3,356,851)    (2,868,199)

   (23,675,598)    (37,867,155)    (1,999,953)    (1,523,294)   (28,706,646)    (12,744,186)   (28,832,504)    (1,426,413)
------------------------------    ---------------------------  ----------------------------   ---------------------------
   455,255,243     416,234,288      9,885,873     12,207,684    172,613,690     171,442,018     98,335,995    100,383,839
------------------------------    ---------------------------  ----------------------------   ---------------------------

          DECEMBER 31:                  DECEMBER 31:                   DECEMBER 31:                  DECEMBER 31:
------------------------------    ---------------------------  ----------------------------   ---------------------------
        1995          1994            1995          1994             1995          1994             1995          1994
------------------------------    ---------------------------  ----------------------------   ---------------------------
$     2.343900    $   1.724134    $  4.155057    $  3.056808   $   2.782677    $   2.153183   $   1.544896   $   1.222329
------------------------------    ---------------------------  ----------------------------   ---------------------------
$     1.776053    $   1.352112    $  2.582770    $  1.966534   $   1.799452    $   1.441063   $   1.361960   $   1.115264
------------------------------    ---------------------------  ----------------------------   ---------------------------

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:


                                                            INTERNATIONAL EQUITIES
                                                                     FUND                            GROWTH FUND
                                                         ------------------------------      ------------------------------
                                                                  DIVISION 11                        DIVISION 15
                                                         ------------------------------      ------------------------------
                                                             1995                 1994           1995                 1994*
                                                         ------------       -----------      -------------        ---------
 OPERATIONS:
 Net investment income   . . . . . . . . . . . . . .     $  1,304,847      $    586,461      $   (869,578)       $   (3,344)
 Net realized gain (loss) on investments . . . . . .       13,215,875         4,189,593             8,587                 2
 Capital gains distributions from mutual funds . . .        4,363,325         1,224,134         3,650,399                 -
 Net unrealized appreciation (depreciation)
  of investments during the year   . . . . . . . . .         (725,229)        1,953,569        39,103,633           330,403
                                                         ------------       -----------      -------------        ---------
     Increase (decrease) in net assets resulting from
        operations   . . . . . . . . . . . . . . . .       18,158,818         7,953,757        41,893,041           327,061
                                                         ------------       -----------      -------------        ---------
 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . .       52,726,233        70,132,976        58,223,803         4,547,841
 Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees    . . . . . . .       (6,722,321)       (6,159,144)       (1,776,523)          (39,858)
 Annuity benefit payments  . . . . . . . . . . . . .           (5,870)           (2,449)               --                --
 Amounts transferred (to) from VALIC general account      (63,364,477)       11,350,355       109,893,422        28,074,978
                                                         ------------       -----------      -------------        ---------
     Increase (decrease) in net assets
        resulting from principal transactions  . . .      (17,366,435)       75,321,738       166,340,702        32,582,961
                                                         ------------       -----------      -------------        ---------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . .          792,383        83,275,495       208,233,743        32,910,022

 NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . .      198,895,057       115,619,562        32,910,022                 -
                                                         ------------       -----------      -------------        ---------
 End of year . . . . . . . . . . . . . . . . . . . .     $199,687,440      $198,895,057      $241,143,765       $32,910,022
                                                         ------------       -----------      -------------        ---------
 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year  . . . . . . .      187,749,916       117,215,227        32,633,370                 -
 Purchase payments . . . . . . . . . . . . . . . . .       49,402,081        65,406,765        45,984,606         4,373,529
 Surrenders  . . . . . . . . . . . . . . . . . . . .       (6,214,230)       (5,718,100)       (1,266,891)          (40,064)
 Transfers - interdivision and (to) from VALIC
  general account  . . . . . . . . . . . . . . . . .      (58,373,749)       10,846,024        87,066,763        28,299,905
                                                         ------------       -----------      -------------        ---------
 Accumulation units end of year  . . . . . . . . . .      172,564,018       187,749,916       164,417,848        32,633,370
                                                         ------------       -----------      -------------        ---------


                                                                 DECEMBER 31:                        DECEMBER 31:

                                                             1995                 1994           1995                 1994
                                                         ------------       -----------      -------------        ---------
 Accumulation unit value . . . . . . . . . . . . . .     $   1.156454      $   1.054460      $   1.466652         $1.001834
                                                         ------------       -----------      -------------        ---------
 Annuity unit value assuming a 3.5% discount factor      $   0.933003      $   0.880460      $   1.384532         $0.978806
                                                         ------------       -----------      -------------        ---------




* For the period from July 11, 1994 to December 31, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------






      GROWTH & INCOME FUND        SCIENCE & TECHNOLOGY FUND       SOCIAL AWARENESS FUND
    -------------------------    --------------------------     --------------------------
          DIVISION 16                    DIVISION 17                   DIVISION 12
    -------------------------    --------------------------     --------------------------
        1995          1994*           1995          1994*            1995          1994
    -------------------------    --------------------------     --------------------------

  $   (75,425)    $     4,055   $ (1,432,122)   $   (54,071)   $   599,922     $   484,291
       19,953             160      6,545,968        250,313        371,169         632,326
      472,785               -     37,380,606        549,747      3,609,468       2,328,955

    8,794,032          85,633     41,310,631      2,692,873     10,227,915      (4,358,741)
    -------------------------    --------------------------     --------------------------

    9,211,345          89,848     83,805,083      3,438,862     14,808,474        (913,169)
    -------------------------    --------------------------     --------------------------

   17,507,504       1,630,675     93,027,877      6,652,744     10,849,944      13,160,211

     (641,935)         (5,453)    (3,055,711)       (37,889)    (1,516,923)     (1,413,415)
           --              --           (824)             -             --              --
   28,680,150      10,663,442    147,758,969     43,624,245     (2,864,774)     (7,867,172)
    -------------------------    --------------------------     --------------------------

   45,545,719      12,288,664    237,730,311     50,239,100      6,468,247       3,879,624
   --------------------------    --------------------------     --------------------------
   54,757,064      12,378,512    321,535,394     53,677,962     21,276,721       2,966,455


   12,378,512               -     53,677,962              -     38,823,089      35,856,634
   --------------------------    --------------------------     --------------------------
  $67,135,576     $12,378,512   $375,213,356    $53,677,962    $60,099,810     $38,823,089
   --------------------------    --------------------------     --------------------------

   12,386,602               -     42,726,137              -     29,015,764      26,230,566
   14,980,745       1,583,044     54,428,033      5,315,122      6,860,477       9,604,919
     (455,265)         (5,487)    (1,584,330)       (32,041)      (929,671)       (983,733)

   24,867,007      10,809,045     92,292,392     37,443,056     (2,196,450)     (5,835,988)
   --------------------------    --------------------------     --------------------------
   51,779,089      12,386,602    187,862,232     42,726,137     32,750,120      29,015,764
   --------------------------    --------------------------     --------------------------


          DECEMBER 31:                  DECEMBER 31:                   DECEMBER 31:
   ------------------------      ------------------------       ------------------------
      1995          1994            1995           1994            1995          1994
   ------------------------      ------------------------       ------------------------
   $1.296577      $0.993168      $1.997175      $1.247713       $1.835102      $1.333899
   ------------------------      ------------------------       ------------------------
   $1.223980      $0.970339      $1.885352      $1.219034       $1.480522      $1.113787
   ------------------------      ------------------------       ------------------------

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:



                                                               TIMED OPPORTUNITY                 CAPITAL CONSERVATION
                                                                     FUND                                FUND
                                                           ----------------------------        ----------------------------
                                                                  DIVISION 5                          DIVISION 1
                                                           ----------------------------        ----------------------------
                                                             1995                 1994           1995                 1994*
                                                           ----------------------------        ----------------------------
 OPERATIONS:
 Net investment income   . . . . . . . . . . . . . .       $5,452,120        $4,810,838          $449,111          $517,106
 Net realized gain (loss) on investments . . . . . .        2,006,917           735,641            65,122            32,250
 Capital gains distributions from mutual funds . . .        3,186,462         6,863,526                --                --
 Net unrealized appreciation (depreciation)
  of investments during the year   . . . . . . . . .       26,710,438       (16,833,221)          906,759        (1,254,436)
                                                           ----------------------------        ----------------------------
     Increase (decrease) in net assets resulting from
        operations   . . . . . . . . . . . . . . . .       37,355,937        (4,423,216)        1,420,992          (705,080)
                                                           ----------------------------        ----------------------------
 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . .       20,940,181        36,297,892           286,600           494,060
 Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees    . . . . . . .       (7,824,702)       (8,285,289)         (623,792)       (1,098,891)
 Annuity benefit payments  . . . . . . . . . . . . .           (6,591)           (4,816)             (499)             (478)
 Amounts transferred (to) from VALIC general account      (42,300,580)      (36,353,014)       (1,306,120)       (1,152,049)
                                                           ----------------------------        ----------------------------
     Increase (decrease) in net assets
        resulting from principal transactions  . . .      (29,191,692)       (8,345,227)       (1,643,811)       (1,757,358)
                                                           ----------------------------        ----------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . .        8,164,245       (12,768,443)         (222,819)       (2,462,438)

 NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . .      174,789,460       187,557,903         8,006,268        10,468,706
                                                           ----------------------------        ----------------------------
 End of year . . . . . . . . . . . . . . . . . . . .     $182,953,705      $174,789,460        $7,783,449        $8,006,268
                                                           ----------------------------        ----------------------------
 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year  . . . . . . .       89,377,860        93,899,802         2,953,861         3,590,916
 Purchase payments . . . . . . . . . . . . . . . . .        9,806,864        18,196,642            96,297           145,757
 Surrenders  . . . . . . . . . . . . . . . . . . . .       (3,569,040)       (4,118,862)         (207,008)         (362,666)
 Transfers - interdivision and (to) from VALIC
  general account  . . . . . . . . . . . . . . . . .      (19,764,253)      (18,599,722)         (441,065)         (420,146)
                                                           ----------------------------        ----------------------------
 Accumulation units end of year  . . . . . . . . . .       75,851,431        89,377,860         2,402,085         2,953,861
                                                           ----------------------------        ----------------------------


                                                                  DECEMBER 31:                        DECEMBER 31:
                                                            ---------------------------         ---------------------------
                                                             1995                 1994           1995                 1994
                                                            ---------------------------         ---------------------------
 Accumulation unit value . . . . . . . . . . . . . .        $2.411022         $1.951533         $3.238370         $2.709029
                                                           ----------------------------        ----------------------------
 Annuity unit value assuming a 3.5% discount factor         $1.581407         $1.324778         $1.843690         $1.596246
                                                           ----------------------------        ----------------------------





SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------






      CAPITAL CONSERVATION          GOVERNMENT SECURITIES        INTERNATIONAL GOVERNMENT
              FUND                          FUND                        BOND FUND
   --------------------------     -------------------------   ----------------------------
           DIVISION 7                    DIVISION 8                    DIVISION 13
   --------------------------     -------------------------   ----------------------------
        1995          1994            1995          1994             1995          1994
   --------------------------     -------------------------   ----------------------------

   $2,607,547     $ 2,360,212     $2,982,495     $2,030,237     $3,459,290      $1,361,407
     (138,616)        350,094        (28,711)       316,682        911,852         245,193
           --              --             --             --        114,019               -

    5,643,853      (5,791,380)     5,103,399     (4,822,548)     3,111,995        (642,360)
   --------------------------     -------------------------   ----------------------------

    8,112,784      (3,081,074)     8,057,183     (2,475,629)     7,597,156         964,240
   --------------------------     -------------------------   ----------------------------

   10,464,260      14,414,782     15,047,915     13,894,906     31,073,737      12,960,014

   (1,972,220)     (2,021,727)    (1,987,445)    (1,878,777)    (1,946,252)       (981,285)
           --              --             --             --             --              --
   (3,821,311)     (8,653,752)     9,219,172    (11,636,951)    42,026,449      (2,227,507)
   --------------------------     -------------------------   ----------------------------

    4,670,729       3,739,303     22,279,642        379,178     71,153,934       9,751,222
   --------------------------     -------------------------   ----------------------------
   12,783,513         658,229     30,336,825     (2,096,451)    78,751,090      10,715,462


   40,804,553      40,146,324     41,366,950     43,463,401     33,561,090      22,845,628
   --------------------------     -------------------------   ----------------------------
  $53,588,066    $ 40,804,553    $71,703,775    $41,366,950   $112,312,180     $33,561,090
   --------------------------     -------------------------   ----------------------------

   26,859,219      24,628,606     26,667,073     26,563,166     25,691,713      18,155,381
    6,253,935       9,129,477      9,058,310      8,675,976     21,413,110      10,044,637
   (1,058,493)     (1,241,827)    (1,149,951)    (1,181,704)    (1,286,336)       (763,521)

   (2,480,853)     (5,657,037)     5,271,621     (7,390,365)    27,550,763      (1,744,784)
   --------------------------     -------------------------   ----------------------------
   29,573,808      26,859,219     39,847,053     26,667,073     73,369,250      25,691,713
   --------------------------     -------------------------   ----------------------------


          DECEMBER 31:                  DECEMBER 31:                   DECEMBER 31:
   --------------------------     -------------------------   ----------------------------
      1995          1994            1995           1994            1995          1994
   --------------------------     -------------------------   ----------------------------
   $1.812011      $1.515278      $1.799475      $1.547150       $1.530780      $1.301357
   --------------------------     -------------------------   ----------------------------
   $1.289558      $1.116084      $1.280634      $1.139558       $1.323493      $1.164474
   --------------------------     -------------------------   ----------------------------

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:



                                                                                MONEY MARKET FUND
                                                         --------------------------------------------------------------------
                                                                  DIVISION 2                          DIVISION 6
                                                         --------------------------------      ------------------------------
                                                            1995               1994              1995              1994
                                                         --------------------------------      ------------------------------
 OPERATIONS:
 Net investment income   . . . . . . . . . . . . . .     $  306,524            $  211,175      $  3,277,326      $  1,241,669
 Net realized gain (loss) on investments . . . . . .             --                    --                --                --
 Capital gains distributions from mutual funds . . .             --                    --                --                --
 Net unrealized appreciation (depreciation)
  of investments during the year   . . . . . . . . .             --                    --                --                --
                                                         --------------------------------      ------------------------------
     Increase (decrease) in net assets resulting from
        operations   . . . . . . . . . . . . . . . .        306,524               211,175         3,277,326         1,241,669
                                                         --------------------------------      ------------------------------
 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . .        355,756               221,092        26,840,702        13,855,791
 Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees    . . . . . . .       (681,366)             (663,266)       (7,793,169)       (4,406,881)
 Annuity benefit payments  . . . . . . . . . . . . .             --                    --            (1,574)           (1,567)
 Amounts transferred (to) from VALIC general account       (806,250)             (978,344)      (54,484,648)       66,014,809
                                                         --------------------------------      ------------------------------
     Increase (decrease) in net assets
        resulting from principal transactions  . . .     (1,131,860)           (1,420,518)      (35,438,689)       75,462,152
                                                         --------------------------------      ------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . .       (825,336)           (1,209,343)      (32,161,363)       76,703,821

 NET ASSETS:
 Beginning of year . . . . . . . . . . . . . . . . .      7,216,358             8,425,701       112,418,758        35,714,937
                                                         --------------------------------      ------------------------------
 End of year . . . . . . . . . . . . . . . . . . . .     $6,391,022            $7,216,358       $80,257,395      $112,418,758
                                                         --------------------------------      ------------------------------

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year  . . . . . . .      3,442,237             4,129,981        75,765,781        24,799,810
 Purchase payments . . . . . . . . . . . . . . . . .        165,743               107,142        18,072,687         9,439,315
 Surrenders  . . . . . . . . . . . . . . . . . . . .       (316,475)             (314,181)       (5,090,822)       (3,026,130)
 Transfers - interdivision and (to) from VALIC
  general account  . . . . . . . . . . . . . . . . .       (374,144)             (480,705)      (36,839,889)       44,552,786
                                                         --------------------------------      ------------------------------
 Accumulation units end of year  . . . . . . . . . .      2,917,361             3,442,237        51,907,757        75,765,781
                                                         --------------------------------      ------------------------------


                                                                   DECEMBER 31:                        DECEMBER 31:
                                                            ---------------------------         ---------------------------
                                                              1995              1994              1995              1994
                                                            ---------------------------         ---------------------------
 Accumulation unit value . . . . . . . . . . . . . .        $2.190686         $2.096416         $1.545802         $1.479129
                                                            ---------------------------         ---------------------------
 Annuity unit value assuming a 3.5% discount factor         $1.392992         $1.379656         $1.088077         $1.077548
                                                            ---------------------------         ---------------------------




* For the period from July 11, 1994 to December 31, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------





                                       TEMPLETON ASSET
     DREYFUS SMALL CAP FUND           ALLOCATIION FUND         TEMPLETON INTERNATIONAL FUND
  ---------------------------      ------------------------    ---------------------------
          DIVISION 18                    DIVISION 19                   DIVISION 20
  ---------------------------      ------------------------    ---------------------------
        1995          1994*           1995          1994*            1995          1994*
  ---------------------------      ------------------------    ---------------------------

  $(1,441,343)       $166,996      $ 360,608       $(75,725)   $(1,169,628)      $(164,482)
       26,776               -         87,754              -         25,628             121
    6,796,184         386,988             --             --        350,470               -

   47,179,100        (102,019)    11,935,576       (729,094)    23,406,038      (2,235,982)
  ---------------------------      ------------------------    ---------------------------

   52,560,717         451,965     12,383,938       (804,819)    22,612,508      (2,400,343)
  ---------------------------      ------------------------    ---------------------------

   96,201,687      12,217,697     26,412,918      4,656,678     69,120,243      10,111,560

   (3,867,838)       (111,066)    (1,156,891)       (47,985)    (2,577,387)        (41,962)
         (915)              -         (1,361)             -           (463)              -
  122,606,635      76,845,012     24,133,475     29,049,399     89,125,401      64,431,794
  ---------------------------      ------------------------    ---------------------------

  214,939,569      88,951,643     49,388,141     33,658,092    155,667,794      74,501,392
  ---------------------------      ------------------------    ---------------------------
  267,500,286      89,403,608     61,772,079     32,853,273    178,280,302      72,101,049


   89,403,608               -     32,853,273              -     72,101,049               -
  ---------------------------      ------------------------    ---------------------------
 $356,903,894     $89,403,608    $94,625,352    $32,853,273   $250,381,351     $72,101,049
  ---------------------------      ------------------------    ---------------------------


   85,169,871               -     32,807,602              -     71,716,511               -
   80,950,706      11,303,726     24,212,805      4,421,687     65,697,216       9,484,235
   (2,954,777)       (107,113)      (964,768)       (48,133)    (2,198,909)        (41,499)

  104,569,419      73,973,258     22,438,866     28,434,048     83,910,108      62,273,775
  ---------------------------      ------------------------    ---------------------------
  267,735,219      85,169,871     78,494,505     32,807,602    219,124,926      71,716,511
  ---------------------------      ------------------------    ---------------------------


          DECEMBER 31:                  DECEMBER 31:                   DECEMBER 31:
   ------------------------      ------------------------       ------------------------
      1995          1994            1995           1994            1995          1994
   ------------------------      ------------------------       ------------------------
   $1.332904      $1.043156      $1.205181      $0.995860       $1.142586      $0.999282
   ------------------------      ------------------------       ------------------------
   $1.267071      $1.026303      $1.145656      $0.979771       $1.086152      $0.983138
   ------------------------      ------------------------       ------------------------

================================================================================
NOTES TO FINANCIAL STATEMENTS                                SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of twenty-one subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

AMERICAN GENERAL SERIES PORTFOLIO COMPANY ("AGSPC"):

           Stock Index Fund (Divisions 10A, B, C, and D),
           MidCap Index Fund (Division 4),
           Small Cap Index Fund (Division 14),
           International Equities Fund (Division 11),
           Growth Fund (Division 15),
           Growth & Income Fund (Division 16),
           Science & Technology Fund (Division 17),
           Social Awareness Fund (Division 12),
           Timed Opportunity Fund (Division 5),
           Capital Conservation Fund (Divisions 1 and 7),
           Government Securities Fund (Division 8),
           International Government Bond Fund (Division 13), and
           Money Market Fund (Divisions 2 and 6).

         DREYFUS VARIABLE INVESTMENT FUND:

           Dreyfus Small Cap Portfolio (Division 18)

         TEMPLETON VARIABLE PRODUCTS SERIES FUND:

           Templeton Asset Allocation Fund (Division 19)
           Templeton International Fund (Division 20)

         Divisions 15, 16, 17, 18, 19, and 20 commenced operations on July 11, 1994.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1949 Progressive Annuity Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC acts as investment adviser and transfer agent to AGSPC.

         The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, .85% on the first $10,000,000, .425% on the next $90,000,000, and .21% on the excess over $100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12,
13, 14, 15, 16, and 17, 1.00%; and for Divisions 18, 19, and 20, 1.25%.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into the Separate Account, expenses of Division 10A (formerly Separate Account One) are limited to 1.4157% of average daily net assets, and expenses of Division 10B (formerly Separate Account Two) are limited to the following rates based on average daily net assets: 0.6966% on the first $25,434,267 and 0.5% on the next $74,565,733.
Accordingly, during the years ended December 31, 1995 and 1994, VALIC reduced expenses of Division 10B by $69,586 and $67,955, respectively.

         A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $2,494,903 and $1,857,628 for the years ended December 31, 1995, and December 31, 1994, respectively.

         VALIC received surrender charges of $1,299,069 and $1,233,026 for the years ended December 31, 1995, and December 31, 1994, respectively. In addition, VALIC received $100,290 and $18,404 for the year ended December 31, 1995, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $124,462 and $22,329 for the year ended December 31, 1994, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

================================================================================
NOTES TO FINANCIAL STATEMENTS - CONTINUED                    SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1995:

                                                                  MARKET                                   UNREALIZED
UNDERLYING FUND                        DIVISION       SHARES       PRICE        MARKET          COST      APPRECIATION
----------------------------------------------------------------------------------------------------------------------
Stock Index Fund  . . . . . . . . . .   10A,B,C,D   77,628,358     $19.03 $1,477,267,662  $1,105,508,457  $371,759,205
MidCap Index Fund . . . . . . . . . .       4       27,734,866      17.31    480,090,535     397,011,660    83,078,875
Small Cap Index Fund  . . . . . . . .      14       10,710,277      14.23    152,407,245     129,522,422    22,884,823
International Equities Fund . . . . .      11       18,628,541      10.69    199,139,104     187,888,444    11,250,660
Growth Fund . . . . . . . . . . . . .      15       16,488,444      14.59    240,566,401     201,132,365    39,434,036
Growth & Income Fund  . . . . . . . .      16        5,184,648      12.90     66,881,957      58,002,292     8,879,665
Science & Technology Fund . . . . . .      17       20,809,176      17.98    374,148,985     330,145,481    44,003,504
Social Awareness Fund . . . . . . . .      12        4,237,891      14.15     59,966,151      52,197,124     7,769,027
Timed Opportunity Fund  . . . . . . .       5       15,100,694      12.11    182,869,410     160,827,715    22,041,695
Capital Conservation Fund . . . . . .     1 & 7      6,169,509       9.91     61,139,836      59,432,080     1,707,756
Government Securities Fund  . . . . .       8        7,014,252      10.21     71,615,518      70,467,996     1,147,522
International Government Bond Fund  .      13        9,127,680      12.29    112,179,184     109,565,749     2,613,435
Money Market Fund . . . . . . . . . .     2 & 6     86,935,961       1.00     86,935,961      86,935,961             -
Dreyfus Small Cap Fund  . . . . . . .      18        7,718,952      46.13    356,075,243     308,998,162    47,077,081
Templeton Asset Allocation Fund . . .      19        5,037,292      18.73     94,348,477      83,141,995    11,206,482
Templeton International Fund  . . . .      20       16,516,483      15.13    249,894,383     228,724,327    21,170,056
                                                                          --------------------------------------------
                                                                          $4,265,526,052  $3,569,502,230  $696,023,822
                                                                          ============================================

NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                Purchases            Sales
Stock Index Fund:                                             --------------------------------
  Division 10A  . . . . . . . . . . . . . . . . . . . . . .   $   17,829,646      $ 43,581,553
  Division 10B  . . . . . . . . . . . . . . . . . . . . . .        1,750,366         4,905,910
  Division 10C  . . . . . . . . . . . . . . . . . . . . . .      166,148,042        50,236,291
  Division 10D  . . . . . . . . . . . . . . . . . . . . . .        2,318,140         9,247,780
MidCap Index Fund Division 4  . . . . . . . . . . . . . . .       62,422,985        39,646,090
Small Cap Index Fund Division 14  . . . . . . . . . . . . .       24,793,667        23,245,115
International Equities Fund Division 11 . . . . . . . . . .       57,671,192        69,714,222
Growth Fund Division 15 . . . . . . . . . . . . . . . . . .      168,790,861            57,736
Growth & Income Fund Division 16  . . . . . . . . . . . . .       45,865,792           122,058
Science & Technology Fund Division 17 . . . . . . . . . . .      290,019,742        18,313,402
Social Awareness Fund Division 12 . . . . . . . . . . . . .       14,778,261         4,227,474
Timed Opportunity Fund Division 5 . . . . . . . . . . . . .       13,643,488        34,236,462
Capital Conservation Fund:
  Division 1  . . . . . . . . . . . . . . . . . . . . . . .          766,423         1,960,586
  Division 7  . . . . . . . . . . . . . . . . . . . . . . .       17,499,959        10,443,867
Government Securities Fund Division 8 . . . . . . . . . . .       30,092,359         4,775,625
International Government Bond Fund Division 13  . . . . . .       85,454,562        10,810,456
Money Market Fund:
  Division 2  . . . . . . . . . . . . . . . . . . . . . . .        2,717,163         3,576,785
  Division 6  . . . . . . . . . . . . . . . . . . . . . . .      127,237,936       152,993,878
Dreyfus Small Cap Fund Division 18  . . . . . . . . . . . .      219,949,004           128,645
Templeton Asset Allocation Fund Division 19 . . . . . . . .       50,326,793           783,734
Templeton International Fund Division 20  . . . . . . . . .      155,004,679           292,803
                                                              --------------------------------
     Total  . . . . . . . . . . . . . . . . . . . . . . . .   $1,555,081,060      $483,300,472
                                                              ================================

================================================================================
REPORT OF INDEPENDENT AUDITORS                               SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


To the Board of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11, 12, 13, 14,
15, 16, 17, 18, 19, and 20) comprising Separate Account A as of December 31, 1995. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 15, 16, 17, 18, 19, and 20 for which we audited the statements of changes in net assets for the year ended December 31, 1995 and for the period from July 11, 1994 (inception) to December 31, 1994. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1995, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.


                                                            ERNST & YOUNG LLP

Houston, Texas
January 26, 1996

 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY                                          Bulk Rate
 SEPARATE ACCOUNT A                                                                 U.S. Postage
                                                                                        PAID
 P.O. Box 3206                                                                     Permit No. 6748
 Houston, Texas 77253-3206                                                         Houston, Texas